ASSETS HELD FOR SALE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Assets Held For Sale
SCHEDULE OF ASSETS HELD FOR SALE	At March 31, 2026, and June 30, 2025, assets held for sale are as follows:
	March 31, 2026	June 30, 2025

Motor vehicles	$9,866	$9,866
Less: impairment	(5,866)	(5,866)
	$4,000	$4,000

At June 30, 2025 and 2024, assets held for sale are as follows:

	As of June 30,
	2025	2024

Plant and machinery	$-	$213,494
Motor vehicles	9,866	392,549
	9,866	606,043
Less: impairment	(5,866)	-
Total assets held for sale	$4,000	$606,043